SEMIANNUAL REPORT

          New York Life Investment Management
          Institutional Funds

     Unaudited April 30, 2002

          Prime Cash Fund
          U.S. Government Cash Fund
          Treasury Cash Fund

          NEW YORK LIFE Investment
          Management LLC

                              Table of Contents
                              CHAIRMAN'S LETTER                                2

                              PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS     3

                              FUND FINANCIAL STATEMENTS
                              Prime Cash Fund                                  5
                              U.S. Government Cash Fund                       12
                              Treasury Cash Fund                              17

                              NOTES TO FINANCIAL STATEMENTS
                              Note 1 Organization and Business                21
                              Note 2 Significant Accounting Policies          21
                              Note 3 Fees and Related Party Policies          22
                              Note 4 Capital Share Transactions               24

                              TRUSTEES AND OFFICERS                           26

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Report to shareholders for the period
November 1, 2001, through April 30, 2002

The six months ended April 30, 2002, represented a period of physical, psychological, and economic recovery for the United States. During this time frame, the war on terrorism gained momentum, and the economy and the stock market began to pick up steam.

The Federal Reserve assisted by lowering the targeted federal funds rate in November and December of 2001. At year-end, the targeted federal funds rate was 1.75%--the lowest level in several decades. In the fourth quarter of 2001, real gross domestic product increased by 1.7%, and preliminary estimates suggest even faster growth in the first quarter of 2002.

In the first four months of 2002, the Fed allowed natural market forces to adjust interest rates without central bank intervention. Anticipation of Federal Reserve tightening caused yields on short-term securities to rise through March, but high unemployment figures and a weak stock market caused yields to decline somewhat in April. During the six months ended April 30, 2002, demand for high-quality short-term securities offering potential yield advantages tended to outstrip supply.

At New York Life Investment Management LLC, we believe that even in a highly competitive environment, consistent application of time-tested investment disciplines is a sound way to pursue competitive performance. Adherence to these investment principles contributed to the growth in assets realized by each Fund over the reporting period. New York Life Investment Management Institutional Funds follow a well-defined investment process in all market environments, as the portfolio managers seek to preserve capital, maintain liquidity, and provide competitive current returns.

The following report describes the factors and decisions that influenced New York Life Investment Management Institutional Funds during the six months ended April 30, 2002. As the economy continues to gain strength, we share your anticipation for what lies ahead and hope that you will continue to invest with us for many years to come.

Sincerely,

/s/ STEPHEN C. ROUSSIN

Stephen C. Roussin
May 2002

New York Life Investment Management
Institutional Funds
--------------------------------------------------------------------------------

ECONOMIC REVIEW

During the six months ended April 30, 2002, money market yields and cash flows remained relatively volatile in a period of shifting Federal Reserve policies and stock market trends. The Federal Reserve lowered the targeted federal funds rate by 50 basis points in November and another 25 basis points in December of 2001, to close the year at 1.75%, a rate that has not changed in the first four months of 2002.

The Fed's shift to a neutral stance aligned with the market's expectation that the economy was beginning to recover, and recent increases in real gross domestic product have helped confirm this assessment. In anticipation of future Fed tightening, short-term yields rose sharply during the six-month period. In April, however, high unemployment figures and a weak stock market caused a reduction in short-term yields, reflecting market expectation that the Fed would wait for stronger signals before tightening monetary policy.

Institutional money market cash flows were also variable, rising in November then declining in December 2001, as is typical at year-end.(1) Although institutional money market funds saw an inflow in January, institutions withdrew cash from money market funds in February and March as they adjusted to new economic realities and gained a clearer perspective on the rate of recovery. The Treasury futures market has already priced in a 75 basis point increase in the targeted federal funds rate through the end of 2002, and many institutions are already initiating strategies to deal with the potential impact of rising interest rates.

PERFORMANCE REVIEW

---------------------------------------------------------------
    NEW YORK LIFE INVESTMENT      CURRENT  EFFECTIVE  WEIGHTED
 MANAGEMENT INSTITUTIONAL FUNDS    7-DAY     7-DAY     AVERAGE
(ALL DATA AS OF APRIL 30, 2002)    YIELD     YIELD    MATURITY
---------------------------------------------------------------
 Prime Cash Fund
  Institutional Class shares       1.84%     1.86%     31 days
---------------------------------------------------------------
 Prime Cash Fund
  Service Class shares             1.59%     1.61%     31 days
---------------------------------------------------------------
 U.S. Government Cash Fund
  Institutional Class shares       1.88%     1.89%     31 days
---------------------------------------------------------------
 U.S. Government Cash Fund
  Service Class shares             1.63%     1.64%     31 days
---------------------------------------------------------------
 Treasury Cash Fund
  Institutional Class shares       1.86%     1.88%     35 days
---------------------------------------------------------------
 Treasury Cash Fund
  Service Class shares             1.61%     1.62%     35 days
---------------------------------------------------------------

Past performance is no guarantee of future results and yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance tables do not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions of Fund shares. Yields shown reflect certain fee waivers. Had these fee waivers not been in effect, results would have been lower.

INVESTMENT STRATEGIES

New York Life Investment Management Institutional Funds--Prime Cash Fund, U.S. Government Cash Fund, and Treasury Cash Fund--began the six-month reporting period with a relatively long weighted average maturity. During the reporting period, our decision to maintain a longer target weighted average maturity contributed positively to performance. This strategy allowed the Fund's yield to decline more slowly as the Federal Reserve moved to lower short-term interest rates.

--------------------------------------------------------------------------------
(1) Source: ICI--Statistical Releases available at www.ici.org.

--------------------------------------------------------------------------------

Each of the Funds sought to maintain a target weighted average maturity at the longer end of its allowable maturity range for much of the reporting period. In Prime Cash Fund, however, high-quality, long-term investments were hard to find at attractive prices, causing the weighted average maturity to be shorter than desired. Our longer-term investments in Prime Cash Fund were concentrated in certificates of deposit and corporate notes.

Each of the Funds reduced its weighted average maturity in the latter portion of the reporting period, as the Federal Reserve's neutral stance reduced the strategic advantage of maintaining longer maturities. The potential for Fed tightening also made shorter maturities more appropriate, although we believe it may be several months before the Fed will take any such action.

In Prime Cash Fund, we found value in certificates of deposit and short corporate, asset-backed, agency, and Treasury securities. Significant purchases included securities of Deutsche Bank, Bank of America, and General Electric. The Fund benefited from its purchases of certificates of deposit, cash management bills, and asset-backed securities, such as Nissan Auto Receivables 2002-2 Class A-1 and National City Auto Receivables 2002-A Class A-1.

In U.S. Government Cash Fund, Treasury bills became increasingly attractive as the yield spread between agency discount notes and T-bills narrowed. We also found value in callable agency coupon issues and floating-rate securities during the reporting period.

In Treasury Cash Fund, we continued to find value in longer coupon Treasury issues. We also increased the Fund's position in repurchase agreements, which became more attractive once the Fed stopped easing interest rates.

LOOKING AHEAD

It is clear that we have come to the end of an easing cycle, but we do not expect the Federal Reserve to begin tightening monetary policy until the fourth quarter of this year. Current unemployment levels and other weaknesses could slow the recovery, and we believe that the Fed will be cautious about increasing interest rates until economic growth appears clearly sustainable.

We have positioned the Fund to reflect this expectation, and any earlier move by the Fed could have a slightly negative impact on the Fund's performance. Whatever the markets or the economy may bring, each Fund will continue to seek current income while preserving capital and maintaining liquidity.

BRETT E. CHAPPELL
DAVID E. CLEMENT, CFA
Portfolio Managers

New York Life Investment Management LLC

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

SHORT-TERM INVESTMENTS (99.9%)+
                               PRINCIPAL         AMORTIZED
                                 AMOUNT             COST
                              ------------------------------
ASSET-BACKED SECURITIES (1.5%)
IKON Receivables LLC
 Series 2001-1, Class A1
 3.734%, due 7/15/02 (a)....  $    159,468      $    159,468
John Deere Owner Trust
 Series 2001-A, Class A1
 2.19%, due 11/15/02 (a)....     1,293,076         1,293,076
National City Auto
 Receivables Trust
 Series 2002-A, Class A1
 2.04%, due 3/15/03 (a).....     3,458,273         3,458,273
Nissan Auto Receivables
 Owner Trust
 Series 2002-A, Class A1
 1.844%, due 2/10/03 (a)....     6,481,060         6,481,060
 Series 2001-C, Class A1
 3.445%, due 9/16/02 (a)....       453,016           453,016
World Omni Auto Receivables
 Trust
 Series 2001-B, Class A1
 1.971%, due 10/21/02 (a)...     1,516,941         1,516,941
                                                ------------
                                                  13,361,834
                                                ------------
BANK NOTE (2.8%)
Lasalle Bank NA
 1.72%, due 5/20/02 (a).....    25,000,000        25,000,000
                                                ------------
CERTIFICATES OF DEPOSIT (2.0%)
Deutsche Bank AG
 2.30%, due 11/19/02 (a)....    10,000,000         9,993,118
Nordea Bank Finland PLC, New
 York (a)
 2.69%, due 3/11/03.........     5,000,000         5,000,000
Toronto Dominion Bank
 3.82%, due 6/27/02 (a).....     3,000,000         3,000,000
                                                ------------
                                                  17,993,118
                                                ------------
COMMERCIAL PAPER (18.0%)
Abbey National Group
 1.81%, due 7/10/02.........    20,000,000        19,929,611
Archer Daniels Midland Co.
 1.77%, due 5/7/02 (c)......    20,000,000        19,994,100
Citicorp
 1.77%, due 5/2/02..........    25,000,000        24,998,771
Coca-Cola Enterprises Inc.
 1.80%, due 6/18/02 (c).....    10,000,000         9,976,000
Knight-Ridder, Inc.
 1.83%, due 6/24/02 (c).....    20,000,000        19,945,100
Nordea North America, Inc.
 1.73%, due 6/12/02.........    15,000,000        14,969,725
Pfizer, Inc.
 1.72%, due 5/22/02 (c).....    25,000,000        24,974,917
Verizon Network Funding
 Corp.
 1.72%, due 5/3/02..........    25,000,000        24,997,611
                                                ------------
                                                 159,785,835
                                                ------------

                                 PRINCIPAL        AMORTIZED
                                  AMOUNT            COST
                              ------------------------------
CORPORATE BONDS (2.7%)
Bank of America Corp.
 6.85%, due 3/1/03 (a)......  $  5,000,000      $  5,181,544
GTE Florida, Inc.
 6.31%, due 12/15/02 (a)....     2,100,000         2,150,206
Morgan Stanley Dean Witter &
 Co.
 7.125%, due 1/15/03 (a)....     5,725,000         5,907,578
SBC Communications, Inc.
 4.25%, due 6/5/02 (a)(c)...     3,000,000         3,000,920
Wells Fargo & Co.
 6.375%, due 9/15/02 (a)....     6,000,000         6,092,046
 6.50%, due 9/3/02 (a)......     2,000,000         2,018,861
                                                ------------
                                                  24,351,155
                                                ------------
FEDERAL AGENCIES (7.1%)
Federal Farm Credit Bank
 2.03%, due 6/3/02 (a)......     7,500,000         7,500,068
 2.25%, due 11/1/02 (a).....    10,000,000        10,007,133
 2.30%, due 12/3/02 (a).....     5,000,000         5,003,741
Federal Home Loan Bank
 1.743%, due 8/20/02
 (a)(b).....................     3,000,000         2,999,864
 1.88%, due 4/3/03 (a)(b)...     5,000,000         4,999,521
 2.335%, due 12/12/02 (a)...    10,000,000         9,997,706
 2.50%, due 3/26/03 (a).....     8,000,000         8,000,000
 6.875%, due 7/18/02 (a)....     3,000,000         3,019,345
Freddie Mac
 1.785%, due 8/16/02
 (a)(b).....................     3,000,000         2,999,675
 2.65%, due 12/20/02 (a)....     5,000,000         5,000,000
Student Loan Marketing
 Association
 2.25%, due 1/3/03 (a)......     3,500,000         3,499,436
                                                ------------
                                                  63,026,489
                                                ------------
MEDIUM-TERM NOTES (3.4%)
African Development Bank
 7.70%, due 7/15/02 (a).....     3,040,000         3,068,427
Bank of America Corp.
 2.31%, due 8/1/02 (a)(b)...     3,000,000         3,003,258
Chase Manhattan Corp.
 1.98%, due 9/6/02 (a)(b)...     3,900,000         3,901,942
Citicorp
 2.00%, due 11/12/02
 (a)(b).....................     5,000,000         5,004,206
General Electric Capital
 Corp.
 5.375%, due 1/15/03 (a)....     4,865,000         4,968,423
J.P. Morgan Chase & Co.
 2.014%, due 2/20/03
 (a)(b).....................     5,000,000         5,007,056
Wells Fargo & Co.
 2.118%, due 3/31/03
 (a)(b).....................     5,000,000         5,005,153
                                                ------------
                                                  29,958,465
                                                ------------
UNITED STATES TREASURY BILLS (0.6%)
 (Discount Notes)
 1.825%, due 8/29/02........     5,000,000         4,969,583
                                                ------------

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2002 (Unaudited)

SHORT-TERM INVESTMENTS (CONTINUED)
                                PRINCIPAL        AMORTIZED
                                 AMOUNT            COST
                              ------------------------------
TIME DEPOSITS (11.8%)
Banque Nationale De Paris
 1.75%, due 5/1/02 (a)......  $ 40,000,000      $ 40,000,000
State Street Bank & Trust
 1.813%, due 5/1/02 (a).....    40,000,000        40,000,000
UBS AG
 1.75%, due 5/1/02 (a)......    25,000,000        25,000,000
                                                ------------
                                                 105,000,000
                                                ------------
Total Investments in
 Securities
 (Amortized Cost
 $443,446,479)..............                     443,446,479
                                                ------------
REPURCHASE AGREEMENTS (50.0%)
ABN AMRO Bank NV
 1.93%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $25,001,340 (a)
 (Collateralized by
 $22,115,000 United States
   Treasury Bill
   (zero coupon),
   due 5/16/02
   Market Value $22,097,352
 $2,570,000 United States
   Treasury Bond
   8.50%, due 2/15/20
   Market Value
   $3,359,070)..............    25,000,000        25,000,000
First Union National Bank
 1.92%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $150,308,016 (a)
 (Collateralized by
 $28,275,000 Federal Home
   Loan Mortgage Corp.
   6.875%, due 9/15/10
   Market Value
   $30,687,225
 $106,000,000 Federal
   National Mortgage
   Association
   7.25%, due 5/15/30
   Market Value
   $118,852,500)............   150,300,000       150,300,000

                                  PRINCIPAL      AMORTIZED
                                   AMOUNT          COST
                              ------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
First Union National Bank
 1.82%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $30,001,517 (a)
 (Collateralized by
 $30,672,000 Federal Home
   Loan Mortgage Corp. (zero
   coupon),
   due 6/18/02
   Market Value
   $30,600,534).............  $ 30,000,000      $ 30,000,000
Goldman Sachs & Co.
 1.85% - 1.92%,
 dated 4/30/02, due 5/1/02
 Proceeds at maturity
 $189,042,062 (a)
 (Collateralized by
 $2,000,000 Federal
   Agricultural
   Mortgage Corp.
   4.71%, due 7/23/04
   Market Value
   $2,041,880
 $43,782,000 Federal Home
   Loan Bank
   0.00% - 6.375%,
   due 5/29/02 - 8/15/06
   Market Value $44,498,464
 $71,111,000 Federal Home
   Loan Mortgage Corp.
   0.00% - 6.60%,
   due 6/13/02 - 3/21/13
   Market Value $70,999,602
 $25,000,000 Federal
   National Mortgage
   Association
   4.25%, due 10/17/05
   Market Value $24,812,500
 $6,911,000 International
   Bank for Reconstruction &
   Development
   (zero coupon) - 7.00%,
   due 5/7/02 - 7/21/05
   Market Value
   $7,391,255

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

SHORT-TERM INVESTMENTS (CONTINUED)

                                 PRINCIPAL       AMORTIZED
                                  AMOUNT           COST
                              ------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs & Co. (Continued)
 Collateralized by (Continued)
 $97,239,000 United States
   Treasury Note Strips
   (zero coupon),
   due 2/15/07 - 5/15/20
   Market Value
   $42,306,713).............  $189,032,000      $189,032,000
Morgan Stanley Dean Witter &
 Co.
 1.90%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $25,001,319 (a)
 (Collateralized by
 $675,000 Federal National
   Mortgage Association
   (zero coupon),
   due 4/4/03
   Market Value
   $660,217
 $25,500,000 Student Loan
   Marketing Association
   (zero coupon),
   due 2/4/03
   Market Value
   $25,063,950).............    25,000,000        25,000,000

                                   PRINCIPAL     AMORTIZED
                                    AMOUNT         COST
                              ------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Salomon Smith Barney
 Holdings, Inc.
 1.83%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $25,001,271 (a)
 (Collateralized by
 $63,835,000 United
   States Treasury Bond
   (zero coupon),
   due 8/15/17
   Market Value
   $25,809,767).............  $ 25,000,000      $ 25,000,000
                                                ------------
Total Investments in
 Repurchase Agreements
 (Amortized Cost
 $444,332,000)..............                     444,332,000
                                                ------------
Total Short-Term Investments
 (Amortized Cost
 $887,778,479) (d)..........          99.9%      887,778,479
Cash and Other Assets,
 Less Liabilities...........           0.1         1,173,772
                              ------------      ------------
Net Assets..................         100.0%     $888,952,251
                              ============       ===========


------------
(a)  Coupon interest bearing security.
(b)  Floating rate. Rate shown is the rate in effect at April 30, 2002.
(c)  May be sold to institutional investors only.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2002 (Unaudited)

The table below sets forth the diversification of Prime Cash Fund investments by industry.

INDUSTRY DIVERSIFICATION

                                AMORTIZED
                                   COST       PERCENT +
                               ------------------------
Asset Backed Securities --
  Auto Loans................   $ 11,909,290       1.3%
Asset Backed Securities --
  Other.....................      1,452,544       0.2
Beverages...................      9,976,000       1.1
Banks -- Commercial Banks...    107,899,336      12.1
Banks -- Money Center
  Banks.....................    122,089,895      13.7
Banks -- Super Regional
  Banks.....................      7,024,014       0.8
Banks -- Supranational
  Banks.....................      3,068,427       0.4
Diversified Financial
  Services..................     36,058,081       4.1
Finance -- Investment Bank /
  Broker....................      5,907,578       0.7
Food -- Flour & Grain.......     19,994,100       2.3
Medical -- Drugs............     24,974,917       2.8
Publishing -- Newspaper.....     19,945,100       2.2
Telephone -- Integrated.....      5,151,126       0.6
U.S. Government & Federal
  Agencies..................    512,328,071      57.6
                               ------------     -----
                                887,778,479      99.9
Cash and Other Assets,
  Less Liabilities..........      1,173,772       0.1
                               ------------     -----
Net Assets..................   $888,952,251     100.0%
                               ============     =====

------------
 +  Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)


ASSETS:
 Investments in securities, at value (amortized
   cost $443,446,479).............................  $443,446,479
 Investments in repurchase agreements, at value
   (amortized cost $444,332,000)..................   444,332,000
 Cash.............................................     1,127,778
 Receivables:
   Interest.......................................     1,391,090
                                                    ------------
       Total assets...............................   890,297,347
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................        36,679
 Accrued expenses.................................         5,194
 Dividend payable.................................     1,303,223
                                                    ------------
       Total liabilities..........................     1,345,096
                                                    ------------
 Net assets.......................................  $888,952,251
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $888,942,971
 Net realized gain on investments.................         9,280
                                                    ------------
 Net assets.......................................  $888,952,251
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $888,851,654
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................   888,842,375
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $    100,597
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................       100,597
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest.........................................  $9,411,657
                                                      ----------
 Expenses:
   Manager..........................................     936,141
   Trustees.........................................       7,257
   Service..........................................       2,782
                                                      ----------
       Total expenses before waiver.................     946,180
   Expense waiver from Manager......................    (700,734)
                                                      ----------
       Net expenses.................................     245,446
                                                      ----------
 Net investment income..............................   9,166,211
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................       9,280
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $9,175,491
                                                      ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2002 (Unaudited) and the period May 24, 2001* through October 31, 2001

                                                                    2002               2001
                                                              ----------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................  $     9,166,211     $   5,252,747
    Net realized gain on investments........................            9,280               134
                                                              ---------------     -------------
    Net increase in net assets resulting from operations....        9,175,491         5,252,881
                                                              ---------------     -------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................       (9,148,423)       (5,252,148)
      Service Class.........................................          (17,788)             (599)
    From capital gains:
      Institutional Class...................................             (133)              --
      Service Class.........................................               (1)              --
                                                              ---------------     -------------
        Total dividends and distributions to shareholders...       (9,166,345)       (5,252,747)
                                                              ---------------     -------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    2,445,668,059       913,810,150
      Service Class.........................................      291,366,151           100,150
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................          732,665           132,535
      Service Class.........................................              254               223
                                                              ---------------     -------------
                                                                2,737,767,129       914,043,058
  Cost of shares redeemed:
      Institutional Class...................................   (2,004,855,685)     (466,679,350)
      Service Class.........................................     (291,366,181)              --
                                                              ---------------     -------------
      Increase in net assets derived from capital share
        transactions........................................      441,545,263       447,363,708
                                                              ---------------     -------------
      Net increase in net assets............................      441,554,409       447,363,842
NET ASSETS:
  Beginning of period.......................................      447,397,842            34,000
                                                              ---------------     -------------
  End of period.............................................  $   888,952,251     $ 447,397,842
                                                              ===============     =============

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                              INSTITUTIONAL     SERVICE     INSTITUTIONAL          SERVICE
                                                  CLASS          CLASS          CLASS               CLASS
                                             ----------------   --------   ----------------   -----------------
                                                                            MAY 24, 2001**    AUGUST 15, 2001**
                                                  SIX MONTHS ENDED             THROUGH             THROUGH
                                                   APRIL 30, 2002*         OCTOBER 31, 2001   OCTOBER 31, 2001
                                             ---------------------------   ----------------   -----------------
Net asset value at beginning of period.....      $   1.00       $   1.00       $   1.00           $   1.00
                                                 --------       --------       --------           --------
Net investment income......................          0.01           0.01           0.02               0.01
                                                 --------       --------       --------           --------
Less dividends and distributions:
  From net investment income...............         (0.01)         (0.01)         (0.02)             (0.01)
  From capital gain........................         (0.00)(a)      (0.00)(a)         --                 --
                                                 --------       --------       --------           --------
Total dividends and distributions..........         (0.01)         (0.01)         (0.02)             (0.01)
                                                 --------       --------       --------           --------
Net asset value at end of period...........      $   1.00       $   1.00       $   1.00           $   1.00
                                                 ========       ========       ========           ========
Total investment return:(b)................          0.99%          0.86%          1.56%              0.65%
Ratios (to average net assets)/Supplemental
  Data:
  Net investment income....................          1.95%+         1.60%+         3.47%+             3.00%+
  Net expenses.............................          0.05%+         0.30%+         0.13%+             0.31%+
  Expenses (before waiver).................          0.20%+         0.45%+         0.21%+             0.46%+
Net assets at end of period (in 000's).....      $888,852       $    101       $447,297           $    100

------------

 *   Unaudited.
**   Commencement of investment operations.
 +   Annualized.
(a)  Less than one cent per share.
(b)  Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)


SHORT-TERM INVESTMENTS (102.0%)+
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------
FANNIE MAE (7.5%)
 1.735%, due 7/5/02 (a)(b).....  $ 7,312,000   $  7,311,650
 6.75%, due 8/15/02 (a)........    1,000,000      1,009,092
 (Discount Notes)
 1.70%, due 5/8/02-5/20/02.....    4,173,000      4,169,919
 3.82%, due 5/3/02.............    1,412,000      1,411,702
                                               ------------
                                                 13,902,363
                                               ------------
FEDERAL FARM CREDIT BANK (11.9%)
 1.88%, due 9/3/02 (a).........    2,000,000      1,999,227
 2.03%, due 6/3/02 (a).........    2,000,000      2,000,116
 2.25%, due 11/1/02 (a)........    1,000,000      1,000,713
 2.30%, due 12/3/02 (a)........    1,000,000      1,000,748
 3.90%, due 6/17/02 (a)........    1,100,000      1,100,242
 5.25%, due 5/1/02 (a).........    5,000,000      5,000,000
 5.60%, due 1/14/03 (a)........    2,000,000      2,047,105
 6.875%, due 5/1/02 (a)........      250,000        250,000
 (Discount Notes)
 1.70%, due 5/17/02............    1,200,000      1,199,093
 1.71%, due 5/7/02.............    1,400,000      1,399,601
 1.80%, due 6/11/02............      929,000        927,096
 1.82%, due 7/12/02............      863,000        859,859
 1.94%, due 10/1/02............    1,920,000      1,904,170
 2.12%, due 1/2/03.............    1,000,000        985,513
 3.63%, due 7/8/02.............      351,000        348,593
                                               ------------
                                                 22,022,076
                                               ------------
FEDERAL HOME LOAN BANK (12.3%)
 1.743%, due 8/20/02 (a)(b)....    2,000,000      1,999,909
 1.88%, due 4/3/03 (a)(b)......    3,000,000      2,999,713
 2.08%, due 3/4/03 (a)(b)......    3,000,000      3,005,563
 2.335%, due 12/12/02 (a)......    2,000,000      1,999,490
 2.50%, due 3/26/03 (a)........    2,000,000      2,000,000
 5.695%, due 2/20/03 (a).......    1,250,000      1,284,346
 6.10%, due 6/12/02 (a)........    1,000,000      1,002,866
 6.145%, due 8/8/02 (a)........    2,000,000      2,023,380
 6.875%, due 7/18/02 (a).......    2,000,000      2,012,896
 (Discount Notes)
 1.665%, due 5/29/02...........    2,080,000      2,077,306
 1.675%, due 6/14/02...........    1,336,000      1,333,265
 1.76%, due 5/15/02............    1,100,000      1,099,247
                                               ------------
                                                 22,837,981
                                               ------------
FREDDIE MAC (2.4%)
 1.785%, due 8/16/02 (a)(b)....    2,000,000      1,999,783
 2.25%, due 11/21/02 (a).......    1,000,000        999,888
 5.50%, due 5/15/02 (a)........    1,500,000      1,501,841
                                               ------------
                                                  4,501,512
                                               ------------
INTERNATIONAL BANK FOR RECONSTRUCTION &
 DEVELOPMENT (3.8%)
 (Discount Notes)
 1.71%, due 6/5/02.............    3,000,000      2,995,012
 1.77%, due 5/9/02.............    2,045,000      2,044,196
 1.78%, due 5/24/02............    2,000,000      1,997,726
                                               ------------
                                                  7,036,934
                                               ------------

                                   PRINCIPAL    AMORTIZED
                                    AMOUNT        COST
                                 --------------------------
STUDENT LOAN MARKETING ASSOCIATION (3.4%)
 1.80%, due 6/20/02 (a)(b).....  $ 3,000,000   $  2,999,801
 2.24%, due 11/14/02 (a)(b)....    2,000,000      2,004,109
 2.25%, due 1/3/03 (a).........      540,000        539,913
 3.75%, due 7/1/02 (a).........      750,000        752,296
                                               ------------
                                                  6,296,119
                                               ------------
TENNESSEE VALLEY AUTHORITY (1.2%)
 6.00%, due 9/24/02 (a)........    2,150,000      2,183,064
                                               ------------
UNITED STATES TREASURY BILLS (8.6%)
 (Discount Notes)
 1.655%, due 5/16/02...........    1,000,000        999,310
 1.70%, due 5/23/02............    2,000,000      1,997,922
 1.7025%, due 6/27/02..........    2,000,000      1,994,609
 1.715%, due 5/30/02...........    2,000,000      1,997,237
 1.73%, due 6/6/02.............    2,000,000      1,996,540
 1.74%, due 5/2/02.............    5,000,000      4,999,758
 1.75%, due 7/25/02............    2,000,000      1,991,736
                                               ------------
                                                 15,977,112
                                               ------------
UNITED STATES TREASURY NOTES (2.1%)
 4.625%, due 2/28/03 (a).......      500,000        508,743
 5.625%, due 11/30/02 (a)......      300,000        305,859
 6.25%, due 7/31/02 (a)........    3,000,000      3,033,806
                                               ------------
                                                  3,848,408
                                               ------------
Total Investments in Securities
 (Amortized Cost $98,605,569)..                  98,605,569
                                               ------------
REPURCHASE AGREEMENTS (48.8%)
ABN AMRO Bank NV
 1.93%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $4,800,257 (a)
 (Collateralized by
 $3,697,000 United States
   Treasury Bond
   8.50%, due 2/15/20
   Market Value $4,832,094)        4,800,000      4,800,000
First Union National Bank
 1.92%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $39,702,117 (a)
 (Collateralized by
 $160,000 Federal Farm
   Credit Bank
   5.00%, due 3/6/06
   Market Value $160,000
 $2,251,000 Federal Home Loan
   Mortgage Corp.
   (zero coupon), due 6/18/02
   Market Value $2,245,755
 $34,818,000 Federal Home Loan
   Mortgage Corp.
   6.875%, due 9/15/10
   Market Value $37,788,428)      39,700,000     39,700,000

-----------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS


                                    PRINCIPAL    AMORTIZED
                                     AMOUNT        COST
                                 --------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs & Co.
 1.92%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $41,135,194 (a)
 (Collateralized by
 $12,263,000 Federal
   Home Loan Mortgage Corp.
   2.30%, due 11/27/02
   Market Value $12,266,311
 $56,770,000 United States
   Treasury Note
   (zero coupon), due 11/15/13
   Market Value $29,570,925)     $41,133,000   $ 41,133,000
Morgan Stanley Dean Witter &
 Co.
 1.90%, dated 4/30/02, due
 5/1/02
 Proceeds at maturity
 $4,800,253 (a)
 (Collateralized by
 $4,770,000 Federal
   National Mortgage
   Association
   6.125%, due 3/15/12
   Market Value $4,909,379)        4,800,000      4,800,000
                                               ------------
Total Investments in Repurchase
 Agreements (Amortized Cost
 $90,433,000)                                    90,433,000
                                               ------------
Total Short-Term Investments
 (Amortized Cost
 $189,038,569) (c).............        102.0%   189,038,569
Liabilities in Excess of
 Cash and Other Assets.........         (2.0)    (3,750,638)
                                 -----------    -----------
Net Assets.....................        100.0%  $185,287,931
                                 ===========    ===========

------------
(a) Coupon interest bearing security.
(b) Floating rate. Rate shown is the rate in effect at April 30, 2002.
(c) The cost stated also represents the aggregate cost for federal income tax purposes.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2002 (Unaudited)


ASSETS:
 Investments in securities, at value (amortized
   cost $98,605,569)..............................  $ 98,605,569
 Investments in repurchase agreements, at value
   (amortized cost $90,433,000)...................    90,433,000
 Cash.............................................           258
 Receivables:
   Interest.......................................       571,294
                                                    ------------
       Total assets...............................   189,610,121
                                                    ------------
LIABILITIES:
 Payables:
   Investments purchased..........................     3,994,272
   Manager........................................         8,674
 Accrued expenses.................................        20,974
 Dividend payable.................................       298,270
                                                    ------------
       Total liabilities..........................     4,322,190
                                                    ------------
 Net assets.......................................  $185,287,931
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $185,286,131
 Net realized gain on investments.................         1,800
                                                    ------------
 Net assets.......................................  $185,287,931
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $ 99,997,762
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    99,995,963
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $ 85,290,169
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    85,290,168
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
For the six months ended
April 30, 2002 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest.........................................  $1,542,039
                                                      ----------
 Expenses:
   Manager..........................................     147,990
   Service..........................................      33,852
   Trustees.........................................       1,155
                                                      ----------
       Total expenses before waiver.................     182,997
   Expense waiver from Manager......................    (110,993)
                                                      ----------
       Net expenses.................................      72,004
                                                      ----------
 Net investment income..............................   1,470,035
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................       1,800
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $1,471,835
                                                      ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

U.S. GOVERNMENT CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2002 (Unaudited) and the period May 24, 2001* through October 31, 2001

                                                                    2002               2001
                                                              ----------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................   $   1,470,035       $  1,515,089
    Net realized gain on investments........................           1,800                300
                                                               -------------       ------------
    Net increase in net assets resulting from operations....       1,471,835          1,515,389
                                                               -------------       ------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................      (1,247,075)        (1,514,515)
      Service Class.........................................        (222,960)              (574)
    From capital gains:
      Institutional Class...................................            (299)               --
      Service Class.........................................              (1)               --
                                                               -------------       ------------
        Total dividends and distributions to shareholders...      (1,470,335)        (1,515,089)
                                                               -------------       ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     427,804,220        100,000,150
      Service Class.........................................     189,420,650            100,150
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................         163,346                232
      Service Class.........................................             260                208
                                                               -------------       ------------
                                                                 617,388,476        100,100,740
  Cost of shares redeemed:
      Institutional Class...................................    (427,905,030)           (99,955)
      Service Class.........................................    (104,231,100)               --
                                                               -------------       ------------
      Increase in net assets derived from capital share
        transactions........................................      85,252,346        100,000,785
                                                               -------------       ------------
      Net increase in net assets............................      85,253,846        100,001,085
NET ASSETS:
  Beginning of period.......................................     100,034,085             33,000
                                                               -------------       ------------
  End of period.............................................   $ 185,287,931       $100,034,085
                                                               =============       ============

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

U.S. GOVERNMENT CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                    INSTITUTIONAL   SERVICE    INSTITUTIONAL          SERVICE
                                                        CLASS        CLASS         CLASS               CLASS
                                                    -------------   -------   ----------------   -----------------
                                                                               MAY 24, 2001**    AUGUST 15, 2001**
                                                       SIX MONTHS ENDED           THROUGH             THROUGH
                                                        APRIL 30, 2002*       OCTOBER 31, 2001   OCTOBER 31, 2001
                                                    -----------------------   ----------------   -----------------
Net asset value at beginning of period............     $  1.00      $  1.00       $  1.00             $ 1.00
                                                       -------      -------       -------             ------
Net investment income.............................        0.01         0.01          0.02               0.01
                                                       -------      -------       -------             ------
Less dividends and distributions:
  From net investment income......................       (0.01)       (0.01)        (0.02)             (0.01)
  From capital gain...............................       (0.00)(a)    (0.00)(a)        --                 --
                                                       -------      -------       -------             ------
Total dividends and distributions.................       (0.01)       (0.01)        (0.02)             (0.01)
                                                       -------      -------       -------             ------
Net asset value at end of period..................     $  1.00      $  1.00       $  1.00             $ 1.00
                                                       =======      =======       =======             ======
Total investment return: (b)......................        1.03%        0.91%         1.52%              0.63%
Ratios (to average net
  assets)/Supplemental Data:
  Net investment income...........................        2.06%+       1.65%+        3.43%+             2.88%+
  Net expenses....................................        0.05%+       0.30%+        0.14%+             0.31%+
  Expenses (before waiver)........................        0.20%+       0.45%+        0.21%+             0.46%+
Net assets at end of period (in 000's)............     $99,998      $85,290       $99,934             $  100

------------
 *  Unaudited.
**  Commencement of investment operations.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)


SHORT-TERM INVESTMENTS (100.0%)+
                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 --------------------------
UNITED STATES TREASURY BILLS (29.8%)
(Discount Notes)
 1.61%, due 5/2/02.............  $ 5,000,000   $  4,999,777
 1.62%, due 5/9/02.............    3,000,000      2,998,922
 1.63%, due 5/23/02............    2,000,000      1,998,002
 1.64%, due 6/13/02............    2,000,000      1,996,082
 1.65%, due 5/16/02............    5,000,000      4,996,563
 1.71%, due 5/9/02.............    2,000,000      1,999,240
 1.72%, due 6/20/02............    2,000,000      1,995,236
 1.73%, due 5/16/02-5/23/02....    2,000,000      1,998,225
 1.74%, due 5/2/02-7/25/02.....    7,000,000      6,991,541
 1.82%, due 8/22/02............    2,000,000      1,988,574
 1.83%, due 8/29/02............    1,000,000        993,917
 1.84%, due 6/6/02.............    2,000,000      1,996,321
 1.87%, due 5/30/02............    2,000,000      1,996,979
 1.93%, due 5/16/02............      500,000        499,598
                                               ------------
                                                 37,448,977
                                               ------------
UNITED STATES TREASURY NOTES (15.3%)
 4.625%, due 2/28/03 (a).......    2,000,000      2,038,507
 4.75%, due 1/31/03 (a)........    2,000,000      2,038,917
 5.125%, due 12/31/02 (a)......    2,000,000      2,040,519
 5.625%, due 11/30/02 (a)......    1,000,000      1,020,249
 5.75%, due 10/31/02 (a).......    2,000,000      2,034,129
 5.875%, due 9/30/02 (a).......    2,000,000      2,025,571
 6.125%, due 8/31/02 (a).......    2,000,000      2,017,208
 6.25%, due 6/30/02-7/31/02
 (a)...........................    4,000,000      4,033,392
 6.375%, due 8/15/02 (a).......    1,000,000      1,007,865
 6.50%, due 5/31/02 (a)........    1,000,000      1,002,485
                                               ------------
                                                 19,258,842
                                               ------------
Total Investments in Securities
 (Amortized Cost $56,707,819)..                  56,707,819
                                               ------------
REPURCHASE AGREEMENTS (54.9%)
ABN AMRO Bank NV
 1.86%, dated 4/30/02,
 due 5/1/02
 Proceeds at maturity
 $4,900,253 (a)
 (Collateralized by
 $3,774,000 United States
   Treasury Bond
   8.50%, due 2/15/20
   Market Value $4,932,735)        4,900,000      4,900,000
First Union National Bank
 1.86%, dated 4/30/02
 due 5/1/02
 Proceeds at maturity
 $24,331,257 (a)
 (Collateralized by
 $22,569,000 United States
   Treasury Bond
   6.25%, due 5/15/30
   Market Value $24,170,000)      24,330,000     24,330,000

                                  PRINCIPAL     AMORTIZED
                                   AMOUNT          COST
                                 -------------------------

REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs & Co.
 1.85%, dated 4/30/02
 due 5/1/02
 Proceeds at maturity
 $29,940,539 (a)
 (Collateralized by
 $28,720,000 United States
   Treasury Note
   5.25%, due 5/15/04
   Market Value $29,846,370)     $29,939,000   $ 29,939,000
Morgan Stanley Dean Witter &
 Co.
 1.83%, dated 4/30/02
 due 5/1/02
 Proceeds at maturity
 $4,900,249 (a)
 (Collateralized by
 $5,000,000 United States
   Treasury Note
   8.75%, due 5/15/17
   Market Value $6,569,530)        4,900,000      4,900,000
Salomon Smith Barney Holdings,
 Inc.
 1.80%, dated 4/30/02
 due 5/1/02
 Proceeds at maturity
 $4,900,245 (a)
 (Collateralized by
 $5,085,000 United States
   Treasury Bill
   (zero coupon), due 9/5/02
   Market Value $5,052,568)        4,900,000      4,900,000
                                               ------------
Total Investments in Repurchase
 Agreements (Amortized Cost
 $68,969,000)..................                  68,969,000
                                               ------------
Total Short-Term Investments
 (Amortized Cost
 $125,676,819) (b).............        100.0%   125,676,819
Cash and Other Assets,
 Less Liabilities..............          0.0(c)      61,311
                                 -----------     ----------
Net Assets.....................        100.0%  $125,738,130
                                 ===========    ===========

------------
(a)  Coupon interest bearing security.
(b) The cost stated also represents the aggregate cost for federal income tax purposes.
(c)  Less than one tenth of a percent.
--------------------
+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TREASURY CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)


ASSETS:
 Investments in securities, at value (amortized
   cost $56,707,819)..............................  $ 56,707,819
 Investments in repurchase agreements, at value
   (amortized cost $68,969,000)...................    68,969,000
 Cash.............................................         1,737
 Receivables:
   Interest.......................................       239,111
                                                    ------------
       Total assets...............................   125,917,667
                                                    ------------
LIABILITIES:
 Payables:
   Manager........................................         4,831
 Accrued expenses.................................         3,724
 Dividend payable.................................       170,982
                                                    ------------
       Total liabilities..........................       179,537
                                                    ------------
 Net assets.......................................  $125,738,130
                                                    ============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized for
   each class of shares...........................  $125,735,271
 Net realized gain on investments.................         2,859
                                                    ------------
 Net assets.......................................  $125,738,130
                                                    ============
Institutional Class
 Net assets applicable to outstanding shares......  $ 99,936,244
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    99,933,388
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============
Service Class
 Net assets applicable to outstanding shares......  $ 25,801,886
                                                    ============
 Shares of beneficial interest issued and
   outstanding....................................    25,801,883
                                                    ============
 Net asset value per share outstanding............  $       1.00
                                                    ============

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2002 (Unaudited)


INVESTMENT INCOME:
 Income:
   Interest.........................................  $1,083,775
                                                      ----------
 Expenses:
   Manager..........................................     105,145
   Service..........................................       2,689
   Trustees.........................................       1,001
                                                      ----------
       Total expenses before waiver.................     108,835
   Expense waiver from Manager......................     (78,859)
                                                      ----------
       Net expenses.................................      29,976
                                                      ----------
 Net investment income..............................   1,053,799
                                                      ----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investments...................       2,859
                                                      ----------
 Net increase in net assets resulting from
   operations.......................................  $1,056,658
                                                      ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

TREASURY CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2002 (Unaudited) and the period May 24, 2001* through October 31, 2001

                                                                    2002               2001
                                                              ----------------   ----------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................................   $   1,053,799       $  1,468,271
    Net realized gain on investments........................           2,859              2,981
                                                               -------------       ------------
    Net increase in net assets resulting from operations....       1,056,658          1,471,252
                                                               -------------       ------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................      (1,036,520)        (1,467,716)
      Service Class.........................................         (17,279)              (555)
    From capital gains:
      Institutional Class...................................          (2,981)               --
      Service Class.........................................             --                 --
                                                               -------------       ------------
        Total dividends and distributions to shareholders...      (1,056,780)        (1,468,271)
                                                               -------------       ------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................     185,000,000        100,000,150
      Service Class.........................................      25,894,114            100,150
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................              --                223
      Service Class.........................................             250                202
                                                               -------------       ------------
                                                                 210,894,364        100,100,725
  Cost of shares redeemed:
      Institutional Class...................................    (185,000,029)           (99,956)
      Service Class.........................................        (192,833)               --
                                                               -------------       ------------
      Increase in net assets derived from capital share
        transactions........................................      25,701,502        100,000,769
                                                               -------------       ------------
      Net increase in net assets............................      25,701,380        100,003,750
NET ASSETS:
  Beginning of period.......................................     100,036,750             33,000
                                                               -------------       ------------
  End of period.............................................   $ 125,738,130       $100,036,750
                                                               =============       ============

------------
* Commencement of investment operations.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

TREASURY CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                                                     INSTITUTIONAL   SERVICE    INSTITUTIONAL          SERVICE
                                                         CLASS        CLASS         CLASS               CLASS
                                                     -------------   -------   ----------------   -----------------
                                                                                MAY 24, 2001**    AUGUST 15, 2001**
                                                        SIX MONTHS ENDED           THROUGH             THROUGH
                                                         APRIL 30, 2002*       OCTOBER 31, 2001   OCTOBER 31, 2001
                                                     -----------------------   ----------------   -----------------
Net asset value at beginning of period.............     $  1.00      $  1.00       $  1.00             $  1.00
                                                        -------      -------       -------             -------
Net investment income..............................        0.01         0.01          0.02                0.01
                                                        -------      -------       -------             -------
Less dividends and distributions:
  From net investment income.......................       (0.01)       (0.01)        (0.02)              (0.01)
  From capital gain................................       (0.00)(a)    (0.00)(a)        --                  --
                                                        -------      -------       -------             -------
Total dividends and distributions..................       (0.01)       (0.01)        (0.02)              (0.01)
                                                        -------      -------       -------             -------
Net asset value at end of period...................     $  1.00      $  1.00       $  1.00             $  1.00
                                                        =======      =======       =======             =======
Total investment return:(b)........................        1.00%        0.88%         1.48%               0.61%
Ratios (to average net assets)/Supplemental Data:
  Net investment income............................        2.01%+       1.61%+        3.33%+              2.79%+
  Net expenses.....................................        0.05%+       0.30%+        0.14%+              0.31%+
  Expenses (before waiver).........................        0.20%+       0.45%+        0.21%+              0.46%+
Net assets at end of period (in 000's).............     $99,936      $25,802       $99,936             $   100

------------
 *  Unaudited.
**  Commencement of investment operations.
 +  Annualized.
(a) Less than one cent per share.
(b) Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

New York Life Investment Management Institutional Funds (the "Trust") was established in the state of Delaware on February 22, 2001 and commenced investment operations on May 24, 2001. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act"). As of April 30, 2002, the Trust has three separate portfolios: the New York Life Investment Management Institutional Prime Cash Fund (the "Prime Cash Fund"), the New York Life Investment Management Institutional U.S. Government Cash Fund (the "U.S. Government Cash Fund") and the New York Life Investment Management Institutional Treasury Cash Fund (the "Treasury Cash Fund") (each, a "Fund" and collectively, the "Funds").

Each Fund currently offers two classes of shares: Institutional Class shares and Service Class shares. The Trust has adopted a Shareholder Services Plan with respect to the Service Class shares. Under the terms of the Shareholder Services Plan, each Fund's Service Class pays a fee at an annual rate of 0.25% of the average daily net assets of the outstanding shares of the Service Class.

The investment objectives for each of the Funds of the Trust are as follows:

The PRIME CASH FUND seeks a high level of current income while preserving capital and maintaining liquidity.

The U.S. GOVERNMENT CASH FUND seeks to provide current income consistent with stability of principal.

The TREASURY CASH FUND seeks a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Trust:

VALUATION OF FUND SHARES. Each Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do so.

SECURITIES VALUATION. Securities are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

REPURCHASE AGREEMENTS. At the time a Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. In the case of repurchase agreements exceeding one day, the market value of the underlying securities is monitored by the Adviser by pricing them daily.

Each Fund may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

FEDERAL INCOME TAXES. Each of the Funds is treated as a separate entity for federal income tax purposes. The Trust's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Fund within the allowable time limits. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date. Dividends are declared daily and paid monthly, and capital gain distributions, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Trust records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for each Fund are accreted and amortized, respectively, on the constant yield method over the life of the respective securities.

EXPENSES. Expenses, except the fee of the Manager, Service Fees and Trustees Fees, will be borne by NYLIM. The Trustees Fees with respect to any two or more Funds are allocated in proportion to the net assets of the respective Funds when the expenses are incurred except where direct allocations of expenses can be made.

The investment income and expenses (other than expenses incurred under the Shareholder Services Plan), and realized and unrealized gains and losses on investments of each Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

MANAGER. NYLIM (the "Manager"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life") serves as manager and provides management services to the Trust under a Management Agreement. The Funds are advised by NYLIM directly, without a subadvisor.

The Trust, on behalf of each Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of the average daily net assets of each Fund as shown in the chart below.

             FUND NET ASSETS                          PERCENTAGE OF
             UNDER MANAGEMENT                    AVERAGE DAILY NET ASSETS
------------------------------------------       ------------------------
Less than $1 billion......................                0.20%
$1 billion and less than $2 billion.......                0.18%
$2 billion and less than $3 billion.......                0.16%
$3 billion and less than $4 billion.......                0.14%
$4 billion and over.......................                0.12%

For the six months ended April 30, 2002, the Manager voluntarily agreed to reduce the Management Fee payable to an annual percentage of 0.05% of each Fund's average daily net assets.

In connection with the voluntary expense waiver, the Manager assumed the following for the six months ended April 30, 2002:

Prime Cash Fund...........................      $700,734
U.S. Government Cash Fund.................       110,993
Treasury Cash Fund........................        78,859

This voluntary expense waiver will remain in effect until such time the Manager reinstates the fees.

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Distribution Agreement.

SERVICE FEES. In accordance with the Shareholder Services Plan with respect to the Service Class shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Service Class shareholders. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Fund.

TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM and an indirect wholly-owned subsidiary of New York Life, acts as the Funds' transfer, dividend disbursing and shareholder servicing agent. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid by the Manager a per account fee and out-of-pocket expenses incurred by each Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS") by which BFDS will perform certain of the services for which NYLIM Service is responsible.

TRUSTEES FEES. Trustees, other than those affiliated with the Manager, or New York Life Investment Management Holdings LLC, are paid an annual retainer of $32,000 and $1,350 for each Board of Trustees and committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Trustees have voluntarily agreed to waive the annual retainer of $32,000 and $1,350 for each committee meeting. The voluntary Trustees waiver will remain in effect until such time the Trustees approve reinstatement of the fees.

CAPITAL. The Trust has been advised that at April 30, 2002 affiliates of NYLIM and New York Life owned a significant number of shares of the Funds with the following market values:

Prime Cash Fund...........................      $186,595,000
U.S. Government Cash Fund.................       100,033,744
Treasury Cash Fund........................       100,033,718

From time to time, a Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on a Fund.

--------------------------------------------------------------------------------
NOTE 4--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                                                                     Prime Cash Fund
                                                              --------------------------------------------------------------
                                                              Institutional   Service     Institutional         Service
                                                                  Class        Class          Class              Class
                                                              -------------   --------   ----------------   ----------------
                                                                                         May 24, 2001*      August 15, 2001*
                                                                  Six Months Ended         through           through
                                                                   April 30, 2002        October 31, 2001   October 31, 2001
                                                              --------------------------------------------------------------
Shares sold                                                     2,445,668      291,366        913,810             100
Shares issued in reinvestment of dividends and distributions          733            0(a)         132               0(a)
                                                              --------------------------------------------------------------
                                                                2,446,401      291,366        913,942             100
Shares redeemed                                                (2,004,856)    (291,366)      (466,679)             --
                                                              --------------------------------------------------------------
Net increase                                                      441,545            0        447,263             100
                                                              ==============================================================

------------
 *  Commencement of investment operations.
(a) Less than one thousand dollars.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

                      U.S. Government Cash Fund                                            Treasury Cash Fund
    --------------------------------------------------------------   --------------------------------------------------------------
    Institutional   Service     Institutional         Service        Institutional   Service     Institutional         Service
        Class        Class          Class              Class             Class        Class          Class              Class
    -------------   --------   ----------------   ----------------   -------------   --------   ----------------   ----------------
                               May 24, 2001*      August 15, 2001*                              May 24, 2001*      August 15, 2001*
        Six Months Ended         through           through               Six Months Ended         through           through
         April 30, 2002        October 31, 2001   October 31, 2001        April 30, 2002        October 31, 2001   October 31, 2001
    -------------------------------------------------------------------------------------------------------------------------------
       427,804       189,421       100,000              100             185,000        25,894       100,000              100
           163             0(a)          0(a)             0(a)                0(a)          0(a)          0(a)             0(a)
    -------------------------------------------------------------------------------------------------------------------------------
       427,967       189,421       100,000              100             185,000        25,894       100,000              100
      (427,905)     (104,231)         (100)              --            (185,000)         (193)         (100)              --
    -------------------------------------------------------------------------------------------------------------------------------
            62        85,190        99,900              100                   0        25,701        99,900              100
    ===============================================================================================================================

TRUSTEES AND OFFICERS

The Trustees oversee the Funds and the Manager. Information pertaining to the Trustees and officers is set forth below. Each Trustee serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010.

                                                                                              NUMBER OF
                                                                                            FUNDS IN FUND         OTHER
                                         LENGTH                   PRINCIPAL                    COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS        POSITION(S)    OF TIME                OCCUPATION(S)                OVERSEEN BY          HELD
   AND DATE OF BIRTH      WITH TRUST     SERVED            DURING PAST FIVE YEARS             DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*
------------------------------------------------------------------------------------------------------------------------------
Stephen C. Roussin       Chairman,        Since    President, Chief Operating Officer, New       45        New York Life Trust
Date of Birth: 7/12/63   President,     inception  York Life Investment Management                            Company, FSB
                         and Trustee     in May    Holdings LLC, and New York Life
                                          2001     Investment Management LLC; Senior Vice
                                                   President, New York Life Insurance
                                                   Company; Director, NYLIFE Securities,
                                                   Inc.; Chairman and Director, NYLIFE
                                                   Distributors Inc.; Manager, McMorgan &
                                                   Company LLC; President, Chief Executive
                                                   Officer and Trustee, The MainStay Funds
                                                   (24 portfolios); Chairman, Director and
                                                   President, Eclipse Funds Inc. (14
                                                   portfolios); Chairman, Trustee and
                                                   President, Eclipse Funds (4
                                                   portfolios); Senior Vice President,
                                                   Smith Barney, 1994 to 1997.
------------------------------------------------------------------------------------------------------------------------------
Patrick G. Boyle         Trustee          Since    Senior Managing Director, New York Life       21        New York Life Trust
Date of Birth: 11/24/53                 inception  Investment Management LLC, (including                    Company; Madison
                                         in May    predecessor advisory organizations);                    Capital Funding LLC
                                          2001     Senior Vice President, Pension
                                                   Department, New York Life Insurance
                                                   Company; Director, MBL Life Assurance
                                                   Co., Inc.; Director, Eclipse Funds Inc.
                                                   (14 portfolios); Executive Vice
                                                   President, Eclipse Funds (4
                                                   portfolios).
------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------
Lawrence Glacken         Trustee          Since    Retired; Director, Eclipse Funds Inc.         21               None
Date of Birth: 10/22/27                 inception  (14 portfolios); Trustee, Eclipse Funds
                                         in May    (4 portfolios).
                                          2001
------------------------------------------------------------------------------------------------------------------------------
Robert P. Mulhearn       Trustee          Since    Director, Eclipse Funds Inc. (14              21               None
Date of Birth: 3/11/47                  inception  portfolios); Trustee, Eclipse Funds (4
                                         in May    portfolios).).
                                          2001
------------------------------------------------------------------------------------------------------------------------------
Susan B. Kerley          Trustee          Since    Director, Eclipse Funds Inc. (14              21        Director, SSB/Citi
Date of Birth: 8/12/51                  inception  portfolios); Trustee, Eclipse Funds (4                     Mutual Funds
                                         in May    portfolios); President, Global Research
                                          2001     Associates.
------------------------------------------------------------------------------------------------------------------------------
Peter Meenan             Trustee          Since    Director, Eclipse Funds Inc. (14              21         President, Chief
Date of Birth: 12/5/41                  April 18,  portfolios); Trustee, Eclipse Funds (4                  Executive Officer,
                                          2002     portfolios). President & Chief                          Babson-United, Inc.
                                                   Executive Officer of Babson-United,
                                                   Inc. since 2000; Head of Global Funds,
                                                   Citicorp, 1992-2000.
------------------------------------------------------------------------------------------------------------------------------
* These Trustees considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan &
  Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, MainStay VP Series Fund, Inc., NYLIFE Securities Inc.
  and/or NYLIFE Distributors Inc., as described in detail in the column captioned "Principal Occupation(s) During Past Five
  Years."

                                                                                              NUMBER OF
                                                                                            FUNDS IN FUND         OTHER
                                         LENGTH                   PRINCIPAL                    COMPLEX        DIRECTORSHIPS
     NAME, ADDRESS        POSITION(S)    OF TIME                OCCUPATION(S)                OVERSEEN BY          HELD
   AND DATE OF BIRTH      WITH TRUST     SERVED            DURING PAST FIVE YEARS             DIRECTOR         BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------
OFFICERS*
------------------------------------------------------------------------------------------------------------------------------
Brett Chappell           Senior Vice      Since    Managing Director, New York Life               3               None
Date of Birth: 8/5/65    President      inception  Investment Management LLC (including
                                         in May    predecessor advisory organizations):
                                          2001     Investment Vice President and Portfolio
                                                   Manager, NY Life Asset Management, a
                                                   Division of New York Life Insurance
                                                   Company from May 1995 to April 2000.
------------------------------------------------------------------------------------------------------------------------------
James Hoolahan           Executive        Since    Director, New York Life Investment             3               None
Date of Birth: 2/23/47   Vice           inception  Management LLC (including predecessor
                         President       in May    advisory organizations): Senior Vice
                                          2001     President, Signature Financial Group,
                                                   Inc., 1989 to 2001.
------------------------------------------------------------------------------------------------------------------------------
Patrick J. Farrell       Treasurer        Since    Managing Director, New York Life              69               None
Date of Birth: 9/27/59   And Chief      inception  Investment Management LLC (including
                         Financial       in May    predecessor advisory organizations);
                         And              2001     Treasurer, Chief Financial and
                         Accounting                Accounting Officer, The MainStay Funds,
                         Officer                   MainStay VP Series Fund Inc., Eclipse
                                                   Funds Inc. and Eclipse Funds; Assistant
                                                   Treasurer, McMorgan Funds(formerly McM
                                                   Funds).
------------------------------------------------------------------------------------------------------------------------------
Robert A. Anselmi        Secretary        Since    Senior Managing Director, General             69               None
Date of Birth: 10/19/46                 inception  Counsel and Secretary, New York Life
                                         in May    Investment Management LLC (including
                                          2001     predecessor advisory organizations);
                                                   Secretary, New York Life Investment
                                                   Management Holdings LLC; Senior Vice
                                                   President, New York Life Insurance
                                                   Company; Vice President and Secretary,
                                                   McMorgan & Company LLC; Secretary,
                                                   NYLIFE Distributors, Inc.; Secretary,
                                                   MainStay VP Series Fund, Inc., The
                                                   MainStay Funds Eclipse Funds Inc. and
                                                   Eclipse Funds; Managing Director and
                                                   Senior Counsel, Lehman Brothers Inc.
                                                   (October 1998 to December 1999);
                                                   General Counsel and Managing Director,
                                                   JP Morgan Investment Management Inc.
                                                   (1986 to 1998).
------------------------------------------------------------------------------------------------------------------------------
Richard W. Zuccaro       Tax Vice         Since    Vice President, New York Life Insurance       64               None
Date of Birth: 12/12/49  President      inception  Company; Tax Vice President, NYLIFE
                                         in May    Securities Inc.; Vice President, New
                                          2001     York Life Insurance and Annuity
                                                   Corporation, NYLIFE Insurance Company
                                                   of Arizona, NYLIFE LLC, NYLIFE
                                                   Securities, Inc., NYLIFE Distributors
                                                   Inc.; Tax Vice President, New York Life
                                                   International, Inc.; Tax Vice
                                                   President, MainStay VP Series Fund,
                                                   Inc., The MainStay Funds Eclipse Funds
                                                   Inc. and Eclipse Funds Funds.
------------------------------------------------------------------------------------------------------------------------------
* Certain officers listed are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC,
  McMorgan & Company LLC, The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds Inc. and Eclipse Funds, NYLIFE
  Securities Inc. and/or NYLIFE Distributors Inc., as described in detail in the column captioned "Principal Occupation(s)
  During Past Five Years."

OFFICERS AND TRUSTEES*
STEPHEN C. ROUSSIN
Chairman and Trustee
PATRICK G. BOYLE
Trustee
LAWRENCE GLACKEN
Trustee
SUSAN B. KERLEY
Trustee
PETER MEENAN
Trustee
ROBERT P. MULHEARN
Trustee
BRIAN LEE
President
BRETT CHAPPELL
Senior Vice President
JAMES HOOLAHAN
Executive Vice President
RICHARD W. ZUCCARO
Tax Vice President
PATRICK J. FARRELL
Treasurer, Chief Financial Officer, and
Accounting Officer

INVESTMENT ADVISOR
New York Life Investment Management LLC
DISTRIBUTOR
NYLIFE Distributors Inc.
TRANSFER AGENT
NYLIM Service Company LLC
CUSTODIAN
The Bank of New York
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
LEGAL COUNSEL
Dechert

The financial information included herein is taken from the records of the Fund without examination by the Fund's independent accountants who do not express an opinion therein.

*As of April 30, 2002.

This is a copy of a report to shareholders of one or more of the series mutual funds of New York Life Investment Management Institutional Funds. Distribution of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current New York Life Investment Management
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or a solicitation to buy any securities.

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